INCOME TAX (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes: In Israel	$ 5,581	$ 6,279	$ 7,564
Current taxes: Outside Israel	10,303	6,089	7,630
Current taxes	15,884	12,368	15,194
Deferred taxes: In Israel	91	(121)	(471)
Deferred taxes: Outside Israel	(1,179)	206	(432)
Deferred tax expense (benefit)	(1,088)	85	(903)
Taxes in respect of prior years: In Israel	81	369
Taxes in respect of prior years: Outside Israel			(45)
Taxes in respect of prior years	81	369	(45)
Income tax expense (benefit)	$ 14,877	$ 12,822	$ 14,246